Schedule of Carrying and Estimated Values of Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$ 14,056	$ 14,357	$ 12,701
Current portion of long-term debt	2,271	2,271	434
Long-term capital lease obligations	142,180	149,503	159,814
Long-term debt	650,622	495,446	355,240
Total carrying value of debt instruments	809,129	661,577	528,189
Fair value of debt instruments	827,576	632,552	530,652
(Deficiency) excess of carrying value over fair value	$ (18,447)	$ 29,025	$ (2,463)